Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2011	$ 24	$ 292,730	$ 37	$ (216,107)	$ 76,684
Balance (in Shares) at Dec. 31, 2011	2,449,648
Net income loss				(63,984)	(63,984)
Stock based compensation		379			379
Balance at Dec. 31, 2012	24	293,109	37	(280,091)	13,079
Balance (in Shares) at Dec. 31, 2012	2,449,648
Net income loss				1,408	1,408
Stock based compensation	1	344			345
Stock based compensation (in Shares)	20,000
Other comprehensive loss			(37)		(37)
Balance at Dec. 31, 2013	25	293,453		(278,683)	14,795
Balance (in Shares) at Dec. 31, 2013	2,469,648				2,469,648
Net income loss				2,896	2,896
Stock based compensation (in Shares)	7,142
Issuance of common stock, net (Note 13)	165	52,919			53,084
Issuance of common stock, net (Note 13) (in Shares)	16,493,214
Excess of consideration over acquired assets (Note 1)		(28,246)			(28,246)
Cancellation of fractional shares (in Shares)	(15)
Balance at Dec. 31, 2014	$ 190	$ 318,126		$ (275,787)	$ 42,529
Balance (in Shares) at Dec. 31, 2014	18,969,989				18,969,989